Supplemental Disclosures With Respect to Cash Flows (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 BML	Dec. 31, 2011 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2010 Mineral Property Option Agreement - Mill Bay Ventures Inc.	Dec. 31, 2009 Mineral Property Option Agreement - Mill Bay Ventures Inc.
Write-down of deposit on mineral property	$ 78,000
Write Off Of Accounts Payable		$ 90,000